Note 1 - Organization and Basis of Presentation (Details) (Interest Expense [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Note 1 - Organization and Basis of Presentation (Details) [Line Items]
Prior Period Reclassification Adjustment	$ 4
Net of Tax [Member]
Note 1 - Organization and Basis of Presentation (Details) [Line Items]
Prior Period Reclassification Adjustment	$ 2